Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (17,710)	$ (6,110)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	656	827
Deferred revenue	(2,228)	5,153
Stock-based compensation	220	62
Deferred rent	27	(142)
Change in operating assets and liabilities:
Prepaid expenses and other assets	(278)	(101)
Accounts payable and accrued expenses	679	1,115
Accrued payroll	216	382
Net cash provided by (used in) operating activities	(18,418)	1,186
Investing activities
Purchases of property and equipment	(214)	(614)
Net cash used in investing activities	(214)	(614)
Financing activities
Net proceeds from issuance of convertible preferred stock and common stock warrants	12,556	8,664
Proceeds from exercise of common stock options and common stock warrants	41	13
Proceeds from early exercises of stock options	126	11
Repurchase of unvested restricted stock		(1)
Net cash provided by financing activities	12,723	8,687
Net increase (decrease) in cash and cash equivalents	(5,909)	9,259
Cash and cash equivalents at beginning of period	11,336	2,077
Cash and cash equivalents at end of period	5,427	11,336
Supplemental disclosure of cash flow information
Accrued expenses relating to deferred initial public offering costs	77
Release of repurchase liability for stock options and restricted stock shares vested during the period	$ 32	$ 28